STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
Revenue	$ 94,552	$ 140,652	$ 320,690	$ 459,027	$ 604,799	$ 699,110
Cost of sales	44,824	32,206	109,421	100,745	136,856	138,664
Gross margin	49,728	108,447	211,270	358,282	467,943	560,446
Operating Expenses:
Selling and marketing	294,401	167,025	1,060,839	481,890	620,288	1,562,348
Development and support	181,898	40,603	560,226	174,699	232,476	437,787
General & administrative	335,121	866,577	1,248,374	1,570,776	1,569,020	1,062,762
Total operating expenses	811,420	1,074,205	2,869,440	2,227,364	2,421,785	3,062,897
Loss from operations	(761,693)	(965,758)	(2,658,170)	(1,869,082)	(1,953,842)	(2,502,451)
Other expense:
Interest expense	45,749	68,975	113,091	231,678	(305,390)	(281,593)
Total other expense			450		(305,390)	(281,593)
Net loss before income taxes	(807,442)	(1,034,733)	(2,770,811)	(2,100,760)	(2,259,232)	(2,784,044)
Provision for income taxes
Net Loss	$ (807,442)	$ (1,034,733)	$ (2,770,811)	$ (2,100,759)	$ (2,259,232)	$ (2,784,044)
Net loss per share - basic and diluted	$ (0.03)	$ (0.05)	$ (0.09)	$ (0.10)	$ (0.10)	$ (0.18)
Weighted average number of shares outstanding - basic and diluted	31,535,392	22,979,171	30,247,220	21,540,974	22,655,221	15,151,207